SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Measurements (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements
Changes in fair value hierarchy levels	$ 0	$ 0	$ 0	$ 0
Conversions into Series A1 Stock				(407,300)
Non-recurring | Convertible promissory notes | Level 3
Fair Value Measurements
Amounts allocated to the embedded derivative liability at inception (at fair value)				(21,000)
Conversions from accounts payable into convertible promissory notes				134,800
Proceeds from issuances of convertible promissory notes				250,000
Conversions into Series A1 Stock				(363,800)
Recurring | Convertible promissory notes | Level 3
Convertible promissory note embedded derivative liability
Realized and unrealized gains and losses				2,000
Fair value of embedded derivative liability at inception				21,000
Amounts derecognized upon conversion of the related convertible promissory notes				$ (23,000)